PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.1%
Common Stocks
Electric Utilities 37.8%
Alliant Energy Corp.	1,609,026	$74,272,640
American Electric Power Co., Inc.	993,287	74,347,532
Avangrid, Inc.	998,916	45,710,396
Duke Energy Corp.	560,297	47,955,820
Edison International	1,097,307	59,243,605
Enel SpA (Italy)	11,319,568	107,058,515
Entergy Corp.	890,683	77,320,191
Evergy, Inc.	1,202,986	64,516,139
Eversource Energy	563,464	44,784,119
FirstEnergy Corp.	960,972	31,846,612
Iberdrola SA (Spain)	4,501,373	56,554,536
NextEra Energy, Inc.	3,958,908	290,900,560
OGE Energy Corp.	995,667	29,143,173
Orsted A/S (Denmark), 144A	506,685	82,162,762
PG&E Corp.*(a)	2,706,541	28,445,746
Southern Co. (The)	285,755	16,208,024
Xcel Energy, Inc.	828,243	48,526,757
		1,178,997,127
Electrical Components & Equipment 0.5%
Sunrun, Inc.*	267,135	16,717,308
Independent Power Producers & Energy Traders 3.1%
AES Corp. (The)	3,348,983	88,948,989
Drax Group PLC (United Kingdom)	1,760,542	9,377,341
		98,326,330
Integrated Telecommunication Services 3.5%
Cellnex Telecom SA (Spain), 144A(a)	2,000,047	108,923,931
Multi-Utilities 30.0%
Ameren Corp.	1,824,245	128,189,696
CenterPoint Energy, Inc.	4,284,985	83,300,108
CMS Energy Corp.	2,286,623	123,729,171
Dominion Energy, Inc.	1,884,092	128,721,165
DTE Energy Co.	867,929	102,172,602
Engie SA (France)*	3,223,364	46,779,001
Public Service Enterprise Group, Inc.	2,024,806	108,995,307

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
RWE AG (Germany)	4,120,674	$155,520,604
Sempra Energy	502,470	58,276,471
		935,684,125
Oil & Gas Storage & Transportation 7.8%
Cheniere Energy, Inc.*	1,379,657	92,975,085
Enbridge, Inc. (Canada)	997,245	33,680,332
Targa Resources Corp.	1,134,386	35,086,559
Williams Cos., Inc. (The)	3,623,096	82,751,513
		244,493,489
Renewable Electricity 5.7%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	5,507,986	8,231,018
Neoen SA (France), 144A*	168,564	9,876,145
NextEra Energy Partners LP	1,737,349	126,201,031
Solaria Energia y Medio Ambiente SA (Spain)*	692,942	15,552,950
Sunnova Energy International, Inc.*	378,138	16,955,708
		176,816,852
Specialized REITs 3.9%
American Tower Corp.	158,035	34,156,104
Equinix, Inc.	110,424	71,592,296
SBA Communications Corp.	61,713	15,744,838
		121,493,238
Water Utilities 4.8%
American Water Works Co., Inc.	521,217	73,950,268
Essential Utilities, Inc.	1,793,201	75,422,034
		149,372,302

Total Long-Term Investments (cost $1,980,060,110)		3,030,824,702

Short-Term Investments 3.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	102,598,547	102,598,547

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $13,732,507; includes $13,724,642 of cash collateral for securities on loan)(b)(wa)	13,743,420	$13,736,548

Total Short-Term Investments (cost $116,331,054)		116,335,095

TOTAL INVESTMENTS 100.8% (cost $2,096,391,164)		3,147,159,797
Liabilities in excess of other assets (0.8)%		(25,997,160)

Net Assets 100.0%		$3,121,162,637

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,850,446; cash collateral of $13,724,642 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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